Capital Requirements and Restriction on Retained Earnings	12 Months Ended
Dec. 31, 2020
Capital Requirements And Restriction On Retained Earnings [Abstract]
Capital Requirements and Restriction on Retained Earnings

NOTE 19 - CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

CBI and Civista (collectively, the “Companies”) are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory-and possibly additional discretionary-actions by regulators that, if undertaken, could have a direct material effect on the financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Companies must meet specific capital guidelines that involve quantitative measures of the Companies’ assets, liabilities, and certain off-balance-sheet items as calculated under U.S. GAAP, regulatory reporting requirements, and regulatory capital standards. The Companies’ capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulatory capital standards to ensure capital adequacy require the Companies to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital to risk-weighted assets, common equity Tier 1 capital to total risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2020, that the Companies met all capital adequacy requirements to which they were subject.

NOTE 19 - CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS (Continued)

As of December 31, 2020, and 2019, the most recent notification from the Federal Reserve Bank categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Companies must maintain minimum total risk-based capital, Tier 1 risk-based capital, common equity Tier 1 risk-based capital, and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the institution’s category.

The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2020 and 2019 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2020
Total Risk Based Capital
Consolidated	$307,504	16.0%	$153,810	8.0%	n/a	n/a
Civista	277,429	14.4	153,765	8.0	$192,206	10.0%
Tier I Risk Based Capital
Consolidated	283,459	14.7	115,358	6.0	n/a	n/a
Civista	252,304	13.1	115,323	6.0	153,765	8.0
CET1 Risk Based Capital
Consolidated	254,032	13.2	86,518	4.5	n/a	n/a
Civista	241,891	12.6	86,493	4.5	124,934	6.5
Leverage
Consolidated	283,459	10.8	105,279	4.0	n/a	n/a
Civista	252,304	9.6	105,029	4.0	131,286	5.0
2019
Total Risk Based Capital
Consolidated	$285,268	16.1%	$141,506	8.0%	n/a	n/a
Civista	250,920	14.2	141,445	8.0	$176,807	10.0%
Tier I Risk Based Capital
Consolidated	270,501	15.3	106,129	6.0	n/a	n/a
Civista	235,094	13.3	106,084	6.0	141,445	8.0
CET1 Risk Based Capital
Consolidated	241,074	13.6	79,597	4.5	n/a	n/a
Civista	224,653	12.7	79,563	4.5	114,924	6.5
Leverage
Consolidated	270,501	12.3	87,652	4.0	n/a	n/a
Civista	235,094	10.8	87,362	4.0	109,203	5.0

CBI’s primary source of funds for paying dividends to its shareholders and for operating expense is the cash accumulated from dividends received from Civista. Payment of dividends by Civista to CBI is subject to restrictions by Civista’s regulatory agencies. These restrictions generally limit dividends to the current and prior two years retained earnings as defined by the regulations. In addition, dividends may not reduce capital levels below minimum regulatory requirements. At December 31, 2020, Civista had $53,484 of net profits available to pay dividends to CBI without requiring regulatory approval.